Accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Disclosure of voluntary change in accounting policy [abstract]
General information

General information

TC BioPharm (Holdings) plc (“TC BioPharm” or the “Company”) is incorporated as a Public limited company, limited by shares, in Scotland and domiciled in the United Kingdom (registration number: SC713098) and has the following wholly owned subsidiaries TC BioPharm Limited, TC BioPharm (North America) Inc. and TC BioPharm BV (together the “Group”). The registered office is: Maxim 1, 2 Parklands Way, Holytown, Motherwell, Lanarkshire, Scotland, ML1 4WR.

The principal activity of the Group is as a clinical stage immuno-therapy company pioneering commercialization of allogeneic, ‘off-the-shelf’ gamma-delta T cell (‘GD-T’) therapies, ranging from unmodified GD-T therapies to treat haematological cancers and viral infections, to sophisticated proprietary GD-T CAR-T products designed to reach and treat solid tumors.

TC BioPharm (Holdings) plc was incorporated on October 25, 2021. On December 17, 2021, all shareholders in TC BioPharm Limited and holders of convertible loan notes in TC BioPharm Limited exchanged their shares and convertible loan notes for the same number and classes of newly issued shares and/or convertible loan notes in TC BioPharm (Holdings) plc and, as a result, TC BioPharm Limited became a wholly owned subsidiary of TC BioPharm (Holdings) plc. The corporate reorganization has been accounted for as a business combination under common control and therefore, TC BioPharm (Holdings) plc is a continuation of TC BioPharm Limited and its subsidiaries. All TC BioPharm Limited share options granted to directors and employees under share option plans that were in existence immediately prior to the reorganization were exchanged for share options in TC BioPharm (Holdings) plc on a one-for-one basis with no change in any of the terms or conditions.

The Company’s American Depositary Shares (“ADSs”) began trading on the Nasdaq Capital Market under the ticker symbol “TCBP” on February 10, 2022, following its initial public offering (“IPO”). As part of the IPO, the Company, issued 82,353 American Depositary Shares (“ADSs”) representing 82,353 ordinary shares with nominal value of £41,176 and warrants to buy 189,412 ADSs for proceeds before expenses of $17.5 million. Funding costs of $3.0 million including underwriter fees were incurred. On February 10, 2022, TC BioPharm (Holdings) plc issued 63,280 American Depositary Shares (“ADSs”) representing 63,280 ordinary shares with nominal value of £31,640 and warrants to buy 126,560 ADSs on conversion of loan notes totaling $13.4 million. Between June 7, 2022 and June 8, 2022, the Company issued and sold 230,000 ADSs representing ordinary shares generating proceeds of $4.9 million before deductions for offering expenses of approximately $0.6 million.

On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary share were exchanged for one new ordinary share. As a result of the share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.

On November 27, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) as purchasers. Pursuant to the Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 155,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 1,315,000 ADS (the “Pre-Funded Warrants”), series A purchase warrants to purchase up to 1,470,000 ADSs (the “Series A Ordinary Warrants”) and series B purchase warrants to purchase up to 1,470,000 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7,350,000 (£6,073,376), excluding any proceeds that may be received upon exercise of the Ordinary Warrants. The purchase price for each ADS and associated Ordinary Warrants is $5.00 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $4.999.

On March 27, 2023, TC BioPharm Holdings (PLC) (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company agreed to issue and sell an aggregate of 215,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 3,222,500 ADS (the “Pre-Funded Warrants”), and series C purchase warrants to purchase up to 3,437,500 ADSs (the “Ordinary Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Ordinary Warrants was $1.60 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $1.599. The Ordinary Warrants were immediately exercisable, expire five (5) years from the date of issuance and have an exercise price of $1.75 per ADS. The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.001 per ADS. The total net proceeds from this offering were approximately $4.9 million, after deducting estimated offering expenses of approximately $0.6 million.

In connection with the Offering, the Company agreed that certain existing warrants to purchase up to an aggregate of 2,800,000 ADSs of the Company that were previously issued on November 30, 2022, at an exercise price of $5.00 per ADS and expiration dates of May 30, 2025 and May 30, 2028, were amended effective upon the closing of the Offering so that the amended warrants will have a reduced exercise price of $1.75 per ADS.

On April 3, 2023, the Company agreed with the loan note holder to extend the Redemption Date (as defined in the Loan Note) to January 15, 2024 and amend the Conversion Price (as defined in the Loan Note) of the outstanding loan notes to be the lesser of $1.00 or the lowest closing price of the Ordinary Shares during the ten (10) day period prior to the date the Noteholder delivers a notice of conversion to the Company, not to be lower than $0.20. In other respects the terms of the Loan Note remain unaltered. In addition, in consideration of amending the Loan Note, the Company agreed to issue a 5-year warrant to the loan note holder to subscribe for 200,000 Ordinary Shares in the share capital of the Company at an exercise price of $5.00. This warrant contained a condition whereby if a registration statement, to be filed by the Company, registering all of the securities underlying the note holder’s amended convertible loan note, was not declared effective by July 31, 2023, the note holder will be entitled to receive 0.30 Ordinary Shares for each share it was originally entitled to purchase under these warrants without the payment of any additional consideration. No such registration statement was filed. The related fair value of the issue of any additional securities is approximately $37,000 and is not considered material to the financial statements.

In the period from January 1, 2023 to June 30, 2023, the holders of prefunded warrants, exercised prefunded warrants to purchase 4,114,500 ADSs.

In the period from January 1, 2023 to June 30, 2023, the holders of Convertible Loan Notes exercised their rights to convert the notes to purchase 519,840 ADSs.

Basis of preparation

Basis of preparation

The unaudited condensed consolidated financial statements for the six months ended June 30, 2023 and June 30, 2022 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (IAS 34). The accounting policies and methods of computation applied in the preparation of the interim financial statements are consistent with those applied in the Group’s annual financial statements for the year ended December 31, 2022.

The unaudited condensed consolidated financial statements do not include all of the information required for the full annual financial statements and should be read in conjunction with the consolidated financial statements of the Group for the year ended December 31, 2022.

The unaudited condensed consolidated Group financial statements have been prepared under the historical cost basis and are presented in pounds sterling which is the Group’s and parent’s functional and presentation currency. All values are rounded to the nearest pound, except where otherwise indicated.

Going concern

Going concern

Since incorporation the Group has been focused on the development of therapeutic products based around its gamma delta T cell platform technology, with the objective of conducting clinical trials to demonstrate safety and efficacy and eventually being granted regulatory approval to market and sell its products. This activity was expected to be several years in development and has involved considerable expenditure to date on carrying out research and development and conducting clinical trials. In common with most development and/or clinical stage biotechnology companies, the Group has not yet generated any revenues from sales of products, but has obtained cash to finance its research, development and clinical trial activities from equity, debt and grant financings and from receipts from partners under collaborative co-development agreements (totaling £79 million since inception). The Group is expected to continue in this clinical development phase for a number of years before any product becomes marketable. The Group therefore expects to continue to incur significant losses in the foreseeable future.

As at June 30, 2023, the Group had an accumulated deficit of £33.2 million. It experienced an outflow of cash from operating activities during the six months ended June 30, 2023, of £6.6 million, and expects to incur continued outflow of cash for the foreseeable future. Net income for the six months ended June 30, 2023, and 2022, amounted to £0.4 million and £0.5 million, respectively.

As at June 30, 2023, the Group’s cash and cash equivalents amounted to £1.9 million, current assets amounted to £4.9 million and current liabilities (excluding amounts which may become payable under its Convertible Loan Notes and Warrant derivative liabilities) amounted to £2.8 million.

The Group raised $17.5 million (£12.8 million), $14.5 million (£10.6 million) net of all commissions, costs and expenses) through the completion of an initial public offering of its ADS and Warrants on Nasdaq (IPO) in February 2022 and raised a further $4.6 million (£3.7 million), $3.8 million (£3.0 million) net of all commissions, costs and expenses) through the completion of a follow-on offering in June 2022.

In November 2022, TC BioPharm (Holdings) plc raised $7.4 million (£6.2 million), $6.6 million (£5.5 million) net of all commissions, costs and expenses, through the completion of a private placement of its ADS and Warrants.

In March 2023, TC BioPharm (Holdings) plc raised $4.9 million (£3.9 million) net of all commissions, costs and expenses, through the completion of a public offering of its ADS and Warrants.

In August 2023, TC BioPharm (Holdings) plc raised $2.4 million (£2.0 million) net of all commissions, costs and expenses, through the exercise of certain warrants for its ADSs.

On October 17, 2023, the Group had cash on hand of $2.6 million (£2.1 million), which will not be sufficient to enable the Group to meet the cash requirements required to enable it to conduct its business plan through the going concern period (being to October 31, 2024) (“Going Concern Period”). With existing resources, we expect to be able to fund current operations to November 2023.

In common with many clinical development stage biotechnology companies our future liquidity needs, and ability to address them, will largely be determined by the availability of capital, both generally and in particular to fund our product candidates and key development and regulatory projects. As a pre-revenue biotechnology company, we have financed our operations though continuously raising capital; and we expect to continue having to raise capital routinely on the capital markets, taking advantage of our public listing. The Group are currently and continuously progressing various funding options to fill our projected working capital gap, including the current short-term requirements, which could be in the form of an equity raise or other forms of financings such as debt funding, collaborations or licensing arrangements.

We believe that our ongoing financing initiatives should improve our net short-term working capital position sufficiently to provide sufficient capital to finance planned operations through 2023, and thereafter we would expect to be in a position to raise significantly greater capital as our clinical program progresses. However, there can be no certainty that these initiatives will be successful and, if they are not, management will seek to deploy alternative plans, which could have a potentially significant negative impact on shareholder and asset value. Such plans could include all or any of the following: raising additional capital through low priced and/or complex equity and/or debt financings; entering transactions involving sales, joint venturing or licensing of intellectual property; reducing and/or deferring discretionary spending on research and development or clinical programs; restructuring our operating model to take advantage of our manufacturing capability to generate short term revenues; reducing our cash burn rate through reduction in planned operating costs.

The accompanying unaudited condensed consolidated interim financial statements have been prepared in conformity with IFRS as issued by IASB, which contemplate continuation of the Group as a going concern (having adequate working capital to maintain operations through the Going Concern Period). In common with many clinical stage development enterprises, the Group has not established a source of revenues sufficient to cover its operating costs, and as such, has been dependent on ongoing funding operations primarily through ongoing initiatives to sell securities via its Nasdaq listing, commercial partnerships, and/or grants. The Group expects to require substantially more capital to fund its clinical, development and operational requirements, and therefore incur further losses over the next several years as it develops its clinical products towards the market. The Group has utilized, and expects to continue to utilize, substantial amounts of funding to implement its business strategy. Although the completion of the IPO on Nasdaq was a major milestone for the Group, as it opens much wider avenues to raise future finance, the market conditions were such that the initial and subsequent funds raised are less than was initially targeted, and the proceeds of the offerings alone are not adequate to finance the Group’s clinical and product development programs through the Going Concern Period. Nonetheless the proceeds of the offerings, together with the anticipated proceeds from ongoing and future fund-raising activities, cause management to believe that the Group will have sufficient liquidity to fund its operations through the Going Concern Period, and, on that basis, management continues to view the Company as a going concern.

Notwithstanding this, management recognizes, that there is uncertainty surrounding the ability of the Group to implement successfully the funding activities required to maintain operations through the Going Concern Period, and immediately beyond. The quantum and timing of such funding is also uncertain. If the Group is unable to maintain adequate liquidity, future operations will need to be scaled back or discontinued. These conditions raise material uncertainty about the Group’s ability to provide support and therefore may cast significant doubt on the Company’s ability to continue as a going concern. The Group’s unaudited condensed consolidated interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Adoption of New Accounting Standards	Adoption of New Accounting Standards There have been no recent new accounting standards that have had an impact on the unaudited condensed consolidated financial statements.
Convertible loan

Convertible loan

The Company established a $20.0 million convertible loan note instrument (see note 10, “Convertible loan”) in April 2021. During the year to December 31, 2022, the Group converted loan notes totaling $14,228,245 (£10,506,174) into ordinary shares and warrants over ordinary shares and repaid US dollar denominated convertible loan notes totaling $3,195,765 (£2,632,324).

The convertible loan has been recognized as a hybrid financial instrument and accounted for as two separate components: (i) a loan and (ii) an embedded conversion option derivative.

(i) The convertible loan’s initial fair value is the residual amount of the consideration received, net of attributable costs, after separating out the fair value of the embedded conversion option derivative. The loan is subsequently measured at its amortized cost in accordance with IFRS 9 – Financial Instruments. It is presented as a financial liability in the Statement of Financial Position.

(ii) The embedded conversion option derivative was initially measured at fair value and is subsequently remeasured to fair value at each reporting date. Under IAS 32 Financial Instruments: Presentation, this derivative could have been classified as a component of equity only if in all cases the contract would be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or debt redemption. However, the convertible instrument included a conversion feature resulting in settlement in a variable number of shares and consequently, none of the instrument comprises an equity component. As a result, the derivative is presented in the statement of financial position as a liability in accordance with IFRS 9 and IAS 32. Changes in the fair value (gains or losses) of the derivative at the end of each period are recorded in the consolidated statements of comprehensive income/(loss).

On August 9, 2022, the Company agreed with one of the loan note holders not to exercise the right to require the loan notes to be repaid in cash in accordance with the terms of the loan notes and to amend certain other aspects of the loan notes (“2022 amended loan notes”). As additional consideration, the Company has issued warrants to subscribe for 11,678 ordinary shares in the share capital of the Company.

The modifications to the 2022 amended loan notes represent as substantial amendment as the modifications are related to:

(i) Removing the exercise of the right to require the loan in cash as of August 9, 2022.

(ii) Extending the repayment date to January 31, 2023 and modifying the structure to be repaid in shares if not redeemed before in cash.

(iii) Revising the conversion price for the conversion of the loan notes in shares. The revised conversion price would be $0.50 and, if the 5-day trailing VWAP of the Company’s ADS is above that and $0.20 as a floor.

(iv) Giving the option to the holder for redemption in cash, which will occur no later than 10 February 2023 and to the Company for an early redemption at any moment but having the Holder an option to convert into shares using the revised conversion price at that moment.

On April 3, 2023, the Company agreed with the loan note holder not to exercise the right to require the loan notes to be repaid in cash in accordance with the terms of the loan notes and to amend certain other aspects of the loan notes (“2023 amended loan notes”). As additional consideration, the Company has issued warrants to subscribe for 200,000 ordinary shares in the share capital of the Company. This warrant contained a condition whereby if a registration statement, to be filed by the Company, registering all of the securities underlying the note holder’s amended convertible loan note, was not declared effective by July 31, 2023, the note holder will be entitled to receive 0.30 Ordinary Shares for each share it was originally entitled to purchase under these warrants without the payment of any additional consideration. No such registration statement was filed. The related fair value of the issue of any additional securities is approximately $37,000 and is not considered material to the financial statements.

Except for the 2023 amended loan notes, all other loan notes were repaid or converted into ordinary shares and warrants over ordinary shares 180 days after the listing date.

The modifications to the 2023 amended loan notes represent as substantial amendment as the modifications are related to:

(i) A waiver to any defaults arising in connection with the 2022 amended loan notes.

(ii) Extending the repayment date to January 15, 2024; and

(iii) Amend the Conversion Price (as defined in the Loan Note) of the outstanding loan notes to be the lesser of $1.00 or the lowest closing price of the Ordinary Shares during the ten (10) day period prior to the date the Noteholder delivers a notice of conversion to the Company, not to be lower than $0.20

In line with IFRS 9.3.3.2, an exchange between an existing borrower and lender of debt instruments with substantially different terms shall be accounted for as an extinguishment of the original financial liability (with the associate gain or loss shown in the Income Statement) and the recognition of a new financial liability. In addition, as consideration for these modifications, the Company has issued additional warrants to subscribe for 200,000 ordinary shares in the share capital of the Company.

The original financial instrument was derecognised, including any unamortised transaction costs, and the new instrument was initially recognised at fair value and subsequently measured at amortised cost at each reporting date.

The conversion option is a single embedded derivative that is separately recognized as a liability and accounted for at fair value through profit and loss. The conversion options are financial liabilities in accordance with IAS 32:11 because the Company issues shares such that the fair value of the shares delivered is always equal to the amount of the contractual obligation (i.e. a variable number of shares depending on the share price of the stock). As a result, the conversion options are part of the financial liability debt instrument and should be evaluated under the embedded derivatives guidance. Because the conversion options are indexed to the equity of the issuer, these are not closely related to the host contract as stipulated under IFRS 9:B4.3.5(c).

This instrument is considered as a new freestanding financial instrument and constitutes an embedded derivative liability that is separately recognized as a liability and accounted for at fair value through profit and loss.

Warrant liability

Warrant liability

On February 10, 2022, TC BioPharm (Holdings) plc completed an initial public offering on Nasdaq, issuing 82,353 American Depositary Shares (“ADSs”) representing 82,353 ordinary shares with nominal value of £41,176 and warrants to buy 189,412 ADSs for proceeds before expenses of $17.5 million (£12.8 million). The convertible loan notes totaling $13,447,012 (£9,861,405) converted into 63,280 ordinary shares and 126,560 warrants over ordinary shares. ADSs and warrants are considered two freestanding financial instruments because each can be traded separately. The exercise price of the Warrants is $4.25 per ADS and will expire on the sixth anniversary of the date of issuance. The exercise price is subject to standard anti-dilutive adjustments in the event of certain stock splits, stock combinations, stock dividends or recapitalizations.

On November 27, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) as purchasers. Pursuant to the Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 155,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 1,315,000 ADS (the “Pre-Funded Warrants”), series A purchase warrants to purchase up to 1,470,000 ADSs (the “Series A Ordinary Warrants”) and series B purchase warrants to purchase up to 1,470,000 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7,350,000 (£6,073,376), excluding any proceeds that may be received upon exercise of the Ordinary Warrants. The purchase price for each ADS and associated Ordinary Warrants is $5.00 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $4.999.

On March 27, 2023, TC BioPharm Holdings (PLC) (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company agreed to issue and sell an aggregate of 215,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 3,222,500 ADS (the “Pre-Funded Warrants”), and series C purchase warrants to purchase up to 3,437,500 ADSs (the “Ordinary Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Ordinary Warrants was $1.60 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $1.599. The Ordinary Warrants were immediately exercisable, expire five (5) years from the date of issuance and have an exercise price of $1.75 per ADS. The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.001 per ADS. The total net proceeds from this offering were approximately $4.9 million, after deducting estimated offering expenses of approximately $0.6 million.

In connection with the Offering, the Company agreed that certain existing warrants to purchase up to an aggregate of 2,800,000 ADSs of the Company that were previously issued on November 30, 2022, at an exercise price of $5.00 per ADS and expiration dates of May 30, 2025 and May 30, 2028, were amended effective upon the closing of the Offering so that the amended warrants had a reduced exercise price of $1.75 per ADS.

The accounting for pre-funded warrants is detailed in the section below.

With respect to other warrants in issue, given the warrants include a net settlement clause and the exercise (or strike) price of the warrants is denominated in a foreign currency ($) other than the Company’s functional currency, management concluded that, in line with IAS 32 Financial Instruments: Presentation, the warrants will be accounted for as derivative financial instruments and presented as a liability on the consolidated statement of financial position with the changes in fair value recognized in the consolidated statement of comprehensive income/(loss).

The relative fair values of the derivative liability and the equity component will be calculated and based on the actual transaction price, will be allocated to the equity and the liability components using the relative fair value method.

Pre-Funded warrants

Pre-Funded warrants

The Pre-Funded Warrants are classified as a component of equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of ordinary shares upon exercise (foreign exchange on nominal value of the shares is not considered relevant for the analysis because not more than an insignificant amount related to the value of the share remains outstanding which is the $0.0001 nominal amount that remains open to be paid upon exercising it). In addition, Pre-Funded Warrants do not provide any guarantee of value or return.

Initial public offering (IPO) related expenses

Initial public offering (IPO) related expenses

Incremental costs deemed to be incurred and directly attributable to the planned offering of securities were held as prepayments prior to being deducted from the related proceeds of the offering in due course. Costs that relate to the stock market listing or are otherwise not incremental and directly attributable to issuing new shares, are recorded as an expense in the statement of comprehensive income. Costs that relate to both share issuance and listing are allocated between those functions on a rational and consistent basis. In the absence of a more specific basis for apportionment, an allocation of common costs based on the proportion of new shares issued to the total number of (new and existing) shares listed has been used.